Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long-term Debt, by Maturity [Abstract]
Due through June 30, 2019	$ 37,588
Due through June 30, 2020	49,088
Due through June 30, 2021	35,088
Due through June 30, 2022	35,088
Due through June 30, 2023	100,534
Thereafter	180,542
Total principal payments	437,928
Less: Financing fees	(4,593)	$ (2,378)
Total debt	$ 433,335	$ 145,338